SEGMENT FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
A summary of results by reportable segment are as follows:

	For the Year Ended December 31, 2024
(In millions)	CSA	CSE	CSAME	CST	Segment Total
Net sales	$10,527	$4,984	$3,500	$3,475	$22,486
Cost of goods sold	(6,997)	(3,368)	(2,579)	(2,540)	(15,484)
Research and development	(390)	(81)	(69)	(80)	(620)
Selling, general and administrative	(962)	(1,062)	(520)	(369)	(2,913)
Equity method investment net earnings	135	(1)	92	6	232
Other income (expense), net	10	(3)	42	(7)	42
Segment operating profit	$2,323	$469	$466	$485	$3,743

	For the Year Ended December 31, 2023
(In millions)	CSA	CSE	CSAME	CST	Segment Total
Net sales	$9,615	$1,937	$3,581	$3,818	$18,951
Cost of goods sold	(6,629)	(1,410)	(2,697)	(2,854)	(13,590)
Research and development	(294)	(28)	(52)	(74)	(448)
Selling, general and administrative	(974)	(327)	(573)	(431)	(2,305)
Equity method investment net earnings	145	—	61	6	212
Other income (expense), net	(32)	5	41	29	43
Segment operating profit	$1,831	$177	$361	$494	$2,863

	For the Year Ended December 31, 2022
(In millions)	CSA	CSE	CSAME	CST	Segment Total
Net sales	$9,153	$1,631	$2,621	$3,883	$17,288
Cost of goods sold	(6,607)	(1,267)	(2,118)	(2,893)	(12,885)
Research and development	(257)	(14)	(30)	(80)	(381)
Selling, general and administrative	(809)	(262)	(353)	(415)	(1,839)
Equity method investment net earnings	105	2	149	6	262
Other income (expense), net	(28)	6	28	22	28
Segment operating profit	$1,557	$96	$297	$523	$2,473

(In millions)	2024	2023	2022
Reconciliation to Earnings before income taxes
Segment operating profit	$3,743	$2,863	$2,473

Corporate and other	(201)	(214)	(126)
Restructuring costs	(108)	(75)	(20)
Amortization of acquired intangibles	(689)	(143)	(46)
Acquisition step-up amortization	(282)	(41)	(51)
Acquisition/divestiture-related costs	(95)	(123)	(31)
Viessmann-related hedges	(86)	(96)	—
CCR gain	318	—	—
Gain on liability adjustment	46	—	—
Bridge loan financing costs	—	(3)	—
TCC Acquisition-related gain	—	(8)	705
Chubb gain	—	—	1,105
Russia/Ukraine asset impairment	—	—	(3)
Charge resulting from legal matter	—	—	(22)
Non-service pension (expense) benefit	(1)	(1)	(4)
Interest (expense) income, net	(371)	(160)	(157)
Earnings before income taxes	$2,274	$1,999	$3,823

	Segment Assets		Capital Expenditures			Depreciation & Amortization
(In millions)	2024	2023	2024	2023	2022	2024	2023	2022
CSA	$1,405	$1,371	$198	$179	$142	$134	$120	$105
CSE	1,590	718	197	63	53	813	56	55
CSAME	952	954	48	74	41	213	241	103
CST	818	833	32	30	32	35	34	31
Total Segment	4,765	3,876	475	346	268	1,195	451	294
Corporate and other	185	27	44	93	49	37	40	34
Consolidated	$4,950	$3,903	$519	$439	$317	$1,232	$491	$328
Cash and cash equivalents	3,969	9,852
Other assets, current	972	728
Assets held for sale	—	5,093
Total current assets	$9,891	$19,576

Schedule of Revenue from External Customers by Geographic Areas
External segment sales disaggregated by product and service are as follows:

(In millions)	2024	2023	2022
Sales Type
Product	$9,428	$8,538	$8,237
Service	1,099	1,077	916
Climate Solutions Americas sales	10,527	9,615	9,153

Product	4,652	1,722	1,449
Service	332	215	182
Climate Solutions Europe sales	4,984	1,937	1,631

Product	2,849	3,053	2,197
Service	651	528	424
Climate Solutions Asia Pacific, Middle East & Africa sales	3,500	3,581	2,621

Product	3,061	3,352	3,432
Service	414	466	451
Climate Solutions Transportation sales	3,475	3,818	3,883

Net sales	$22,486	$18,951	$17,288
Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. With the exception of the U.S. as presented in the following table, there were no individually significant countries with sales exceeding 10% of total sales for the years ended December 31, 2024, 2023 and 2022.

	External Sales			Long-Lived Assets
(In millions)	2024	2023	2022	2024	2023
United States Operations	$11,294	$10,457	$9,997	$807	$795
International Operations
Europe	6,687	3,910	3,591	1,253	450
Asia Pacific	3,817	3,949	3,090	486	499
Other	688	635	610	453	416
Consolidated	$22,486	$18,951	$17,288	$2,999	$2,160